Long-Term Debt - Maturities of Long-term Debt Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023	$ 4,854
2024	5,490
2025	5,498
2026	7,397
2027	3,751
Thereafter	12,839
Total	39,829	$ 32,125
Parent Company [Member]
Debt Instrument [Line Items]
2023	899
2024	5,424
2025	1,965
2026	3,978
2027	3,722
Thereafter	10,995
Total	$ 26,983	$ 18,902